Note 3 - Revenue 1 (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2021 USD ($)	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 01, 2019 USD ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017	May 19, 2021 USD ($)	Feb. 08, 2018	May 02, 2017 USD ($)
Contract with Customer, Liability, Current													$ 0	$ 20,824
Increase in Contract With Customer Liability						$ 0					$ 0		0
Decrease in Contract with Customer, Liability						$ 0	$ 17,100				$ 0	$ 38,700	39,700
Amendment of the Second Seagen Amendment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax				$ 10,100									10,100
Genentech [Member]
Number Of Initial Research Programs																2
Contract with Customer, Liability, Revenue Recognized								$ 12,500
Seattle Genetics Inc. [Member]
Sale of Stock, Price Per Share (in dollars per share) | $ / shares		$ 208.8
Amended Collaboration Agreement, Resale of Stock, Period (Day)		60 days
Seattle Genetics Inc. [Member] | Fair Value, Recurring [Member]
Sale of Stock, Price Per Share (in dollars per share) | $ / shares		$ 280.8
Seattle Genetics Inc. [Member] | Private Placement [Member]
Contract with Customer, Liability, Total		$ 3,300
Sale of Stock, Number of Shares Issued in Transaction (in shares) | shares		46,327
Sale of Stock, Consideration Received on Transaction		$ 13,000
Seattle Genetics Inc. [Member] | License and Collaboration Agreement [Member]
Number of Research Programs		3															3
Seattle Genetics Inc. [Member] | Other Arrangement [Member]
Number of Research Programs																	2
Seattle Genetics Inc. [Member] | Collaborative Arrangement [Member]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 5,000			1,500						5,000
Astra Zeneca A B [Member]
Capitalized Contract Cost, Net, Total																		$ 1,600
Capitalized Contract Cost, Gross			$ 1,100
Capitalized Contract Cost, Amortization			$ 300										300
Astra Zeneca A B [Member] | License and Collaboration Agreement [Member]
Contract with Customer, Liability, Revenue Recognized								4,000		$ 4,000				$ 9,700
Contract with Customer, Liability, Current				$ 3,500			$ 3,500			$ 3,500		$ 3,500
Astra Zeneca A B [Member] | License and Collaboration Agreement [Member] | Maximum [Member]
Number of Collaboration Products																		4
Astra Zeneca A B [Member] | License and Collaboration Agreement [Member] | Minimum [Member]
Number of Collaboration Products																		2
Les Laboratoires Servier And Institut De Recherches Internationales Servier [Member]
Contract with Customer, Liability, Revenue Recognized									$ 4,900
Number of Programs															4
Number of Novel Proteins															1
Les Laboratoires Servier And Institut De Recherches Internationales Servier [Member] | License and Collaboration Agreement [Member]
Contract with Customer, Liability, Current								$ 4,700					$ 4,700
Number of Programs															5
License [Member] | Genentech [Member]
Contract with Customer, Liability, Total																$ 20,000
License [Member] | B P Assets X I I Inc [Member] | Exclusive Product License Agreement [Member]
Contract with Customer, Liability, Total	$ 10,000
Revenue from Contract with Customer, Contribution Towards Manufacturing Activities	$ 4,000